EMPLOYEE BENEFITS AND LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Expense in defined contribution plans	$ 404	$ 390	$ 343